Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We grant annual equity incentive awards each year on a specified date determined in advance of the grant. In 2025, annual awards were granted on the first business day in March, while in 2026, annual awards were granted on the first business day in February. The value of these annual awards is approved by the Compensation Committee at a meeting prior to the grant date. Our off-cycle awards (for new hires, promotions, etc.) generally are granted in accordance with pre-established grant date schedules. During 2025, we did not grant any stock options to our NEOs.

Award Timing Method	We grant annual equity incentive awards each year on a specified date determined in advance of the grant. In 2025, annual awards were granted on the first business day in March, while in 2026, annual awards were granted on the first business day in February. The value of these annual awards is approved by the Compensation Committee at a meeting prior to the grant date. Our off-cycle awards (for new hires, promotions, etc.) generally are granted in accordance with pre-established grant date schedules.
Award Timing Predetermined	true